Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Central Index Key	0000797136
Amendment Flag	false
Document Creation Date	Dec. 31, 2015
Document Effective Date	Jan. 01, 2016
Prospectus Date	Jan. 01, 2016